Long-term Investments (Tables)	12 Months Ended
Dec. 31, 2023
Schedule of Investments [Abstract]
Schedule of Equity Investments without Readily Determinable Fair Value

As of December 31, 2022 and 2023, the carrying amounts of the Group’s equity investments without readily determinable fair value were as follows:

	As of December 31,
	2022	2023	2023
	RMB	RMB	US$
Initial cost basis	2,286,171	2,474,037	348,461
Cumulative unrealized gains	87,226	82,746	11,655
Cumulative unrealized losses (including impairment)	(710,476)	(970,194)	(136,649)

Total carrying amount	1,662,921	1,586,589	223,467

Total realized and unrealized gains and losses for equity securities without readily determinable fair values for the years ended December 31, 2021, 2022 and 2023 are as follows:

	For the year ended December 31,
	2021	2022	2023	2023
	RMB	RMB	RMB	US$
Gross unrealized gains (upward adjustments)	94,510	31,295	4,184	589
Gross unrealized losses (downward adjustments excluding impairment)	—	—	(8,211)	(1,156)

Net unrealized gains/(losses) on equity securities held	94,510	31,295	(4,027)	(567)
Net realized gains on equity securities sold	—	—	—	—

Total net gains/(losses) recognized	94,510	31,295	(4,027)	(567)

Schedule of Available-for-Sale Debt Investments Measured at Fair Value and Consist of Convertible Debt Instruments	Available-for-sale debt investments are measured at fair value and consist of convertible debt instruments issued by private companies and investments in equity securities that are redeemable at the Company’s option with no contractual maturity date.

	As of
	December 31,	December 31,	December 31,
	2022	2023	2023
	RMB	RMB	US$
Cost or Amortized cost	319,975	315,087	44,380
Gross unrealized gains	176,219	169,008	23,804
Gross unrealized losses	(10,870)	(18,089)	(2,548)

Fair value	485,324	466,006	65,636